Consolidated Statements Of Changes In Stockholders' Equity (USD $) In Millions	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income Attributable To AT&T, Net Of Tax [Member]	Noncontrolling Interest [Member]
Balance at beginning of year at Dec. 31, 2011	$ 105,797	$ 6,495	$ 91,156	$ 25,453	$ 20,750	$ 3,180	$ 263
Balance at beginning of year (in shares) at Dec. 31, 2011		6,495			568
Issuance of shares - common stock (value)		0
Issuance of shares - common stock (in shares)		0
Repurchase of common stock					(12,752)
Repurchase of common stock (in shares)					(371)
Issuance of treasury stock			120		(614)
Issuance of treasury stock (in shares)					(25)
Share-based payments			(78)
Share of equity method investee capital transactions			(160)
Change related to acquisition of interests held by noncontrolling owners			0
Net income attributable to AT&T ($1.19, $3.39 and $1.25 per diluted share)	7,264			7,264
Dividends to stockholders ($1.85, $1.81 and $1.77 per share)				(10,236)
Other comprehensive income attributable to AT&T						2,056
Net income attributable to noncontrolling interest	275						275
Distributions							(205)
Contributions							0
Acquisitions of noncontrolling interests							0
Acquisition of interests held by noncontrolling owners							0
Translation adjustments attributable to noncontrolling interest, net of taxes	0						0
Balance at end of year at Dec. 31, 2012	92,695	6,495	91,038	22,481	32,888	5,236	333
Balance at end of year (in shares) at Dec. 31, 2012		6,495			914
Issuance of shares - common stock (value)		0
Issuance of shares - common stock (in shares)		0
Repurchase of common stock					(13,028)
Repurchase of common stock (in shares)					(366)
Issuance of treasury stock			(8)		(297)
Issuance of treasury stock (in shares)					(11)
Share-based payments			62
Share of equity method investee capital transactions			0
Change related to acquisition of interests held by noncontrolling owners			(1)
Net income attributable to AT&T ($1.19, $3.39 and $1.25 per diluted share)	18,249			18,249
Dividends to stockholders ($1.85, $1.81 and $1.77 per share)				(9,589)
Other comprehensive income attributable to AT&T	2,644					2,644
Net income attributable to noncontrolling interest	304						304
Distributions							(231)
Contributions							51
Acquisitions of noncontrolling interests							44
Acquisition of interests held by noncontrolling owners							(5)
Translation adjustments attributable to noncontrolling interest, net of taxes	2						(2)
Balance at end of year at Dec. 31, 2013	91,482	6,495	91,091	31,141	45,619	7,880	494
Balance at end of year (in shares) at Dec. 31, 2013		6,495			1,269
Issuance of shares - common stock (value)		0
Issuance of shares - common stock (in shares)		0
Repurchase of common stock					(1,617)
Repurchase of common stock (in shares)					(48)
Issuance of treasury stock			4		(207)
Issuance of treasury stock (in shares)					(9)
Share-based payments			47
Share of equity method investee capital transactions			0
Change related to acquisition of interests held by noncontrolling owners			(34)
Net income attributable to AT&T ($1.19, $3.39 and $1.25 per diluted share)	6,224			6,224
Dividends to stockholders ($1.85, $1.81 and $1.77 per share)				(9,629)
Other comprehensive income attributable to AT&T	180					180
Net income attributable to noncontrolling interest	294						294
Distributions							(233)
Contributions							0
Acquisitions of noncontrolling interests							69
Acquisition of interests held by noncontrolling owners							(70)
Translation adjustments attributable to noncontrolling interest, net of taxes	0						0
Balance at end of year at Dec. 31, 2014	$ 86,924	$ 6,495	$ 91,108	$ 27,736	$ 47,029	$ 8,060	$ 554
Balance at end of year (in shares) at Dec. 31, 2014		6,495			1,308